Note 15 - Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2016
Schedule of Debt Conversions

The following table reflects the amounts of principal converted, and the corresponding number of shares issued, in connection with outstanding convertible promissory notes during the quarter ended September 30, 2016:

			Shares	Amount Converted
Date	Note Holder	Price	Issued	Principal	Interest

04/29/16	Blackbridge Capital	$1.38	16,667	$25,000.00	$ -
05/03/16	EMA Financial LLC	1.50	3,500	5,250.00	-
05/19/16	Blackbridge Capital, LLC	0.02	6,061	(1)	-
05/27/16	Blackbridge Capital, LLC	0.02	102,273	(1)	-
05/27/16	EMA Financial LLC	0.12	50,000	5,500.00	-
06/03/16	Black Forest Capital. LLC	0.20	50,000	10,000.00	-
06/06/16	Auctus Fund, LLC	0.22	54,703	9,592.30	2,442
06/08/16	Blackbridge Capital, LLC	0.08	100,000	10,000.00	-
06/08/16	EMA Financial LLC	0.06	63,630	3,744.63	-
06/09/16	EMA Financial LLC	0.04	74,330	2,861.69	-
06/09/16	Tangiers Investment Group, LLC	0.08	135,065	10,400.00	-
06/10/16	Auctus Fund	0.08	53,370	4,011.67	98
06/10/16	Black Forest Capital. LLC	0.06	71,429	5,000.00	-
06/10/16	Blackbridge Capital, LLC	0.06	142,857	10,000.00	-
06/13/16	EMA Financial LLC	0.02	100,331	2,207.27	-
06/14/16	Blackbridge Capital, LLC	0.02	81,818	(2)	-
06/14/16	Tangiers Investment Group, LLC	0.06	184,298	11,150.00	-
06/15/16	Black Forest Capital. LLC	0.06	90,909	5,000.00	-
06/16/16	Tangiers Investment Group, LLC	0.04	55,632	2,509.00	-
06/17/16	Black Forest Capital. LLC	0.04	122,500	5,022.50	-
06/17/16	Blackbridge Capital, LLC	0.02	101,045	(3)	-
06/20/16	Adar Bays LLC	0.04	107,692	4,415.39	-
06/20/16	Blackbridge Capital, LLC	0.02	62,084	(2)	-
06/21/16	Black Forest Capital. LLC	0.04	122,500	5,022.50	-
06/22/16	Black Forest Capital. LLC	0.04	135,000	5,535.00	-
06/27/16	Blackbridge Capital, LLC	0.04	12,195	500.00	-
07/08/16	Adar Bays LLC	0.04	75,000	3,075.00	-
07/15/16	Kodiak Capital Group LLC	0.02	158,183	3,717.00	-
			2,333,072	$149,513.95	$2,540

_______________

(1) Additional shares issued for the April 29, 2016, conversion.

(2) Additional shares issued for the June 8, 2016, conversion.

(3) Additional shares issued for the June 10, 2016, conversion.

Subsequent Event
Schedule of Debt Conversions

Subsequent to September 30, 2016, we issued shares of common stock in conversion of principal on our outstanding convertible notes as follows:

				Amount Converted
Date	Note Holder	Price	Shares Issued	Principal	Interest

10/07/2016	Kodiak Capital Group LLC	$0.007	163,044	$ 222.82
10/17/2016	Auctus Fund LLC	0.000	166,039	2,374.35
10/17/2016	Black Forest Capital, LLC	0.013	174,000	2,262.00
10/18/2016	EMA Financial LLC	0.005	179,800	934.60
10/20/2016	Black Forest Capital, LLC	0.013	190,770	2,480.00
10/21/2016	Black Forest Capital, LLC	0.013	210,000	2,730.00
10/20/2016	Auctus Fund LLC	0.014	174,170	2,490.63
10/21/2016	EMA Financial LLC	0.005	216,450	1,125.54
10/19/2016	Microcap Equity Group LLC	0.013	174,153	2,264.00
10/20/2016	Colonial Stock Transfer	0.012	205,128	2,400.00
10/24/2016	Black Forest Capital, LLC	0.013	239,000	3,107.00
10/24/2016	Microcap Equity Group LLC	0.013	239,230	3,110.00
10/24/2016	Auctus Fund LLC	0.010	239,600	2,491.84
10/25/2016	Black Forest Capital, LLC	0.013	259,000	3,367.00
10/26/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/26/2016	Adar Bays LLC	0.020	250,000	5,000.00
10/26/2016	Auctus Fund LLC	0.010	284,100	2,954.64
10/26/2016	EMA Financial LLC	0.005	293,300	1,525.16
10/27/2016	Microcap Equity Group LLC	0.013	260,153	3,382.00
10/28/2016	Black Forest Capital, LLC	0.013	311,285	4,000.00
10/28/2016	Adar Bays LLC	0.012	342,412	4,150.00
10/28/2016	Microcap Equity Group LLC	0.012	373,913	4,300.00
10/31/2016	Kodiak Capital Group LLC	0.000	171,000	1,453.50
10/31/2016	EMA Financial LLC	0.005	429,213	1,974.38
10/31/2016	Auctus Fund LLC	0.009	374,500	3,445.40
10/31/2016	Adar Bays LLC	0.011	373,913	4,050.00
10/31/2016	Microcap Equity Group LLC	0.012	414,956	4,772.00
10/31/2016	Kodiak Capital Group LLC	0.000	824,694	309.26
11/1/2016	Adar Bays LLC	0.011	469,565	5,150.00
11/2/2016	Black Forest Capital, LLC	0.011	370,000	3,977.50
11/2/2016	EMA Financial LLC	0.004	530,500	2,153.83
11/2/2016	Microcap Equity Group LLC	0.010	512,315	5,200.00
11/2/2016	Adar Bays LLC	0.010	465,116	4,750.00
11/3/2016	Auctus Fund LLC	0.008	374,500	3,040.94
11/3/2016	Adar Bays LLC	0.005	462,264	2,200.00
11/3/2016	Microcap Equity Group LLC	0.000	497,767	(1)
11/4/2016	Tangiers Investment Group, LLC	0.005	1,381,761	6,591.00
11/4/2016	Adar Bays LLC	0.003	664,528	1,750.00
11/4/2016	Black Forest Capital, LLC	0.003	690,000	2,090.33	$1,566.77
11/7/2016	Adar Bays LLC	0.005	513,585	2,472.00	-
11/8/2016	Auctus Fund LLC	0.005	867,000	3,960.91	61.97
11/8/2016	EMA Financial LLC	0.002	895,500	1,898.46	-
11/8/2106	Black Forest Capital, LLC	0.005	301,436	1,593.77	3.84
			16,789,813	$122,886.86	$1,632.58

_______________

(1) Additional shares issued for adjustment to prior conversion price.